Fair Value Measurements - Derivative instruments at fair value (Details) - USD ($) $ in Thousands	Jul. 31, 2024	Jan. 31, 2024
Fair Value Measurements
Equity derivative contracts	$ 20,991	$ 16,206
Contingent consideration	1,466	35,146
Level 2
Fair Value Measurements
Equity derivative contracts	20,991	16,206
Level 3
Fair Value Measurements
Contingent consideration	$ 1,466	$ 35,146